Operating performance (Tables)	12 Months Ended
Jun. 30, 2024
Operating performance [Abstract]
Disaggregation of Revenue
2.1	Revenue from contracts with customers

In addition to the comments in Note 2.2.1 the disclosure requirements arising from IFRS 15, Revenue from Contracts with Customers, are grouped together in this note.

Disaggregation of revenue	2024 $’000	2023 $’000	2022 $’000
External revenue by product lines
Sale of wheels	67,560	37,477	38,276
Engineering services	2,569	530	464
Sale of tooling	1,330	253	1,596
Total Revenue	71,459	38,260	40,336

	2024 $’000	2023 $’000	2022 $’000
External revenue by timing of revenue
Goods transferred at a point in time	12,307	18,885	15,730
Goods transferred over time	55,253	18,592	22,546
Services transferred at a point in time - tooling	1,330	253	1,277
Services transferred over time
- Engineering	2,569	530	464
- Tooling	-	-	319
Total revenue	71,459	38,260	40,336

	2024 $’000	2023 $’000
Contract assets
Opening balance	8,239	5,909
Additions	50,849	24,821
Utilization of prepayment	15,921	-
Advance payments	(30,212)	(13,064)
Transfer to trade receivables	(30,845)	(9,427)
Total contract assets	13,952	8,239
	2024 $’000	2023 $’000
Contract liabilities
Opening balance	2,503	781
Additions	7,025	2,505
Revenue recognized	(3,899)	(783)
Total Contract liabilities	5,629	2,503

Contract liability – current	1,102	748
Contract liability – non current	4,527	1,755
Total contract liabilities	5,629	2,503

Other Income
2.2	Other income

	2024 $’000	2023 $’000	2022 $’000

Government grants	1,936	2,777	3,506
Interest income*	-	61	94
Unrealized foreign exchange gain*	-	-	448
Other income	212	258	272
Total other income	2,148	3,096	4,320

*
Unrealized foreign exchange gain and Interest income for the year ended June 30, 2024 has been classified in finance income. The comparative period disclosure has not been restated as the amounts are immaterial (Unrealized foreign exchange loss was classified as administrative expenses: 2023: $0.5 million, Unrealized foreign exchange gain: 2022: $0.4 million; Interest income: 2023: $0.1 million, 2022: $0.1 million).

Revenue and Non-Current Assets by Geography
Revenue originated and non-current assets by geography comprise:

	2024 $’000	2023* $’000	2022* $’000
Revenue
Ireland	-	-	-
Australia	71,459	38,260	40,336
	71,459	38,260	40,336

Non-current assets
Ireland	-	-	-
Australia	7,001	86,858	79,544
	7,001	86,858	79,544

*
Prior periods were reclassified to reflect the current presentation as a result of Carbon Revolution PLC becoming the legal parent of the Group in 2024. More details see the Transaction described in note 6.7.

Expenses by nature
Finance costs	2024 $’000	2023 $’000	2022 $’000
Cash interest on third party borrowings	9,187	2,676	552
Interest on lease liabilities	291	297	301
Effective interest on third party borrowings	16,032	1,448	-
Loss on modification	882	-	-
Loss on extinguishment	2,084	-	-
Supplier financing costs	954	446	213
Interest other	606	635	324
Realized foreign exchange loss*	64	-	-
	30,100	5,502	1,390
Salaries and employee benefit expense
Wages and salaries	53,224	39,023	33,370
Post-employment benefits (defined contribution plans)	4,464	3,379	2,838
Share-based payments expense	(196)	3,091	3,167
	57,492	45,493	39,375
Depreciation and amortization
Property, plant and equipment	9,089	7,382	6,919
Right of use assets	742	695	656
Capitalized development costs	3,312	2,376	1,307
Patents and trademarks	75	89	84
	13,218	10,542	8,966
Research and development expense
Research and development**	16,951	16,180	16,933
Impairment and write-offs of intangible assets	19,151	-	-
	36,102	16,180	16,933

*
Realized foreign exchange loss for the year ended June 30, 2024 has been classified in finance costs. The comparative period disclosure has not been restated as the amounts are immaterial (Realized foreign exchange gain 2023: $0.2 million, Realized foreign exchange loss: 2022: $0.1 million). The amounts were recognized in other income and administrative expenses respectively in comparative periods.

**	Research and development included amortization of capitalised research and development expenses and wages and salaries of employees in research and development function.

Depreciation Periods for Each Class of Assets	The depreciation periods and method for each class of assets are:

Class of fixed asset	Depreciation period	Depreciation method
Leasehold improvements	Shorter of 20 years or the remaining term of the lease	Straight line
Manufacturing equipment	4 to 20 years (2023 and 2022: 2 to 10 years)	Straight line (2023 and 2022: diminishing value)
Tooling	5 to 10 years (2023 and 2022: 3 to 10 years)	Straight line (2023 and 2022: diminishing value)
Other equipment	3 to 20 years (2023 and 2022: 3 to 5 years)	Straight line (2023 and 2022: diminishing value)

Earnings Per Share
2.5	Earnings per share

The calculation of the basic and diluted earnings per share is based on the following data:

	2024 $’000	2023 $’000	2022 $’000
The following reflects the income used in the basic and diluted earnings per share computations:
a) Earnings used in calculating earnings per share
Earnings/(loss) for the purposes of basic earnings per share being loss for the year	(221,083)	(79,223)	(47,821)
Effect of dilutive potential ordinary shares	-	-	-
Earnings/(loss) for the purposes of diluted earnings per share	(221,083)	(79,223)	(47,821)

b) Weighted average number of shares	No.’000	No.’000	No.’000
Weighted average number of ordinary shares for the purposes of basic earnings per share*	1,880	1,338	1,322
Effect of dilutive potential ordinary shares

Loss per share
Basic	$(117.61)	$(59.20)	$(36.17)
Diluted	$(117.61)	$(59.20)	$(36.17)

*
The comparative periods were restated by the exchange ratio of 0.00642 as established in the Transaction as described in Note 6.7. The exchange ratio was applied to the number of shares to calculate the adjusted weighted average shares.

Finance Income
2.6	Finance Income

	2024 $’000	2023 $’000	2022 $’000

Gain on remeasurement of warrant liabilities	6,687	-	-
Unrealized foreign exchange gain*	2,101	-	-
Interest income*	202	-	-
Total finance income	8,990	-	-

*
Unrealized foreign exchange gain and Interest income for the year ended June 30, 2024 has been classified in finance income unless otherwise stated. The comparative period disclosure has not been restated as the amounts are immaterial (Unrealized foreign exchange loss were classified as administrative expenses: 2023: $0.5 million, Unrealized foreign exchange gain was classified as other income 2022: $0.4 million; Interest income was classified as other income 2023: $0.1 million, 2022: $0.1 million).